Total Revenue (as Recognized Based on Country of Origin), and Long-Lived Assets by Geographic Location (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 414,865	$ 379,990	$ 373,606	$ 305,532	$ 243,126	$ 243,126	$ 240,003	$ 222,451	$ 189,369	$ 151,516	$ 1,302,254	$ 803,339	$ 508,099
Long-lived assets	194,001	184,901					135,119				184,901	135,119
North America (U.S. and Canada)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	377,149					225,768					1,183,234	763,819	497,278
Long-lived assets	160,531	151,516					113,702				151,516	113,702
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	33,387					15,864					108,790	38,502	10,821
Long-lived assets	27,499	27,857					19,539				27,857	19,539
Other Regions
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	4,329					1,494					10,230	1,018
Long-lived assets	$ 5,971	$ 5,528					$ 1,878				$ 5,528	$ 1,878